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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_]; Amendment Number: __________
   This Amendment (Check only one.):     [_] is a restatement.
                                         [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Temasek Holdings (Private) Limited
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard
          Singapore 238891

Form 13F File Number: 28-13088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Lena Chia Yue Joo
Title:  Authorized Signatory
Phone:  +65 6828 6968

Signature, Place, and Date of Signing:

  /s/Lena Chia Yue Joo             Singapore               August 14, 2012
------------------------    -----------------------    -----------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               11
                                         ----------
Form 13F Information Table Entry Total:          24
                                         ----------
Form 13F Information Table Value Total:   3,666,377
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name

1    28-13096              Baytree Investments (Mauritius) Pte Ltd

2    28-14160              Dunearn Investments (Mauritius) Pte Ltd

3    28-14161              Lionfish Investments Pte. Ltd.

4    28-14159              Mantaray Investments (Mauritius) Pte. Ltd.

5    28-14164              Marina Capital Pte. Ltd.

6    28-14158              Northbrooks Investments (Mauritius) Pte Ltd

7    28-14162              Seatown Holdings Pte. Ltd.

8    28-13095              Seletar Investments Pte Ltd

9    28-14803              Sherwood Investments Pte Ltd

10   28-13090              Temasek Capital (Private) Limited

11   28-14163              Tembusu Capital Pte. Ltd.

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                          FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6     COLUMN 7           COLUMN 8
--------                ---------------- --------- --------- ------------------- ---------- -------------- ----------------------
                                                                                                              VOTING AUTHORITY
                                                    VALUE     SHRS OR   SH/ PUT/ INVESTMENT     OTHER      ----------------------
NAME OF ISSUER           TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION    MANAGERS       SOLE    SHARED NONE
----------------------- ---------------- --------- --------- ---------- --- ---- ---------- -------------- ---------- ------ ----
ABERCROMBIE & FITCH CO        CL A       002896207     5,729    167,800 SH        DEFINED      3,5,7,11       167,800
AMERICAN INTL GROUP INC     COM NEW      026874784     4,172    130,000 SH        DEFINED      3,5,7,11       130,000
AMYRIS INC                    COM        03236M101    23,567  5,319,921 SH        DEFINED                   5,319,921
BAIDU INC                SPON ADR REP A  056752108    80,959    704,114 SH        DEFINED      1,2,8,10       704,114
BLACKROCK INC                 COM        09247X101   106,138    625,000 SH        DEFINED      2,6,8,10       625,000
CHENIERE ENERGY INC         COM NEW      16411R208   228,470 15,500,000 SH        DEFINED                  15,500,000
CLEAN ENERGY FUELS CORP                                                                      1,2,3,5,7,8,
                              COM        184499101    26,737  1,724,990 SH        DEFINED       10,11       1,724,990
ISHARES TR               S&P 500 INDEX   464287200    24,817    181,478 SH        DEFINED                     181,478
ISOFTSTONE HLDGS LTD     SPONSORED ADS   46489B108     8,769  1,538,461 SH        DEFINED       2,8,10      1,538,461
IVANHOE MINES LTD             COM        46579N103    50,471  5,213,970 SH        DEFINED         11        5,213,970
IVANHOE MINES LTD       RIGHT 07/19/2012 46579N152     4,807  5,213,970 SH        DEFINED         11        5,213,970
KOSMOS ENERGY LTD             SHS        G5315B107     1,875    169,700 SH        DEFINED      2,6,8,10       169,700
LEVEL 3 COMMUNICATIONS
  INC                       COM NEW      52729N308 1,229,294 55,498,593 SH        DEFINED                  55,498,593
MELCO CROWN ENTMT LTD         ADR        585464100    14,877  1,291,374 SH        DEFINED     3,4,5,7,11    1,291,374
MINDRAY MEDICAL INTL
  LTD                       SPON ADR     602675100     6,808    224,777 SH        DEFINED      1,2,8,10       224,777
MONSANTO CO NEW               COM        61166W101     3,973     48,000 SH        DEFINED      3,5,7,11        48,000
MOSAIC CO NEW                                                                               2,3,4,5,6,7,8,
                              COM        61945C103 1,079,411 19,711,671 SH        DEFINED      9,10,11     19,711,671
NQ MOBILE INC           ADR REPSTG CL A  64118U108       287     35,024 SH        DEFINED       2,8,10         35,024
PEABODY ENERGY CORP           COM        704549104    16,178    659,800 SH        DEFINED      2,6,8,10       659,800
PETROLEO BRASILEIRO SA
  PETRO                  SP ADR NON VTG  71654V101    59,701  3,291,131 SH        DEFINED      1,2,8,10     3,291,131
POTASH CORP SASK INC          COM        73755L107     1,211     27,724 SH        DEFINED      3,5,7,11        27,724
SEADRILL LIMITED              SHS        G7945E105    13,601    382,900 SH        DEFINED     3,4,5,7,11      382,900
SPDR S&P 500 ETF TR         TR UNIT      78462F103    24,744    181,798 SH        DEFINED                     181,798
TUDOU HLDGS LTD          SPONSORED ADS   89903T107   649,780 19,384,853 SH        DEFINED       2,8,10     19,384,853

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